Other non-current assets - Summary of Other Non-Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Interest in net assets of joint ventures	€ 94	€ 80	€ 70
Interest in net assets of associates	15	14	€ 24
Long-term trade and other receivables	302	344
Other non-current assets	565	533
Total other non-current assets	€ 976	€ 971